Preferred and Common Shares and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Preferred and Common Shares and Additional Paid-in Capital:

10.       Preferred and Common Shares and Additional Paid-in Capital:

Details of the Company’s Preferred and Common Shares are discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2018, included in the 2018 Annual Report.

In January 2019, the Company issued 999,336 common shares in connection with the acquisition of the Star Janni and the Star Marianne (Note 5).

Pursuant to the Company’s share repurchase program, during the six month period ended June 30, 2019, the Company repurchased 1,535,322 of its common shares in open market transactions at an average price of $7.45 for an aggregate consideration of $11,467. The respective repurchased shares along with the 341,363 shares repurchased in 2018 were cancelled and removed from the Company’s share capital as of June 30, 2019.